Financial instruments (Details 17) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Loans and receivables	[1]	$ 5,419,379		$ 5,907,494
Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		5,505,658	[2]	6,020,731
Financial assets impaired [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		58,759		65,364
Up to 1 month [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		846,993		896,310
From 1 month to 3 months [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		1,079,793		1,300,675
From 3 months to 6 months [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		1,175,801		1,267,194
From 6 months to 1 year [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		922,711		551,794
From 1 year to 2 years [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		392,456		631,629
From 2 to 5 years [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		989,222		1,211,847
More than 5 years [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		39,923		95,918
Loan commitments [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		$ 5,446,899		$ 5,955,367

[1]	The carrying value of loans at amortized cost is net of the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017; allowance for expected credit losses of $106.0 million and unearned interest and deferred fees of $7.2 million for December 31, 2016.
[2]	Current ratings as of December 31, 2017 and 2016, respectively.